Note 5 - Loans Receivable and Allowance for Loan Losses (Details) - Change in Allowance for Credit Loss (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Allowance for loan losses:
Balance, beginning	$ 3,686	$ 4,270	$ 4,270	$ 3,065
Balance, ending	3,634	3,579	3,686	4,270
Provisions	100	300	600	4,044
Loans charged-off	(418)	(1,010)	(1,241)	(2,895)
Recoveries	266	19	57	56
Residential Portfolio Segment [Member]
Allowance for loan losses:
Balance, beginning	2,183	3,036	3,036	1,808
Balance, ending	2,109	2,366	2,183	3,036
Provisions	231	(183)	(351)	3,039
Loans charged-off	(342)	(498)	(537)	(1,867)
Recoveries	37	11	35	42
Commercial and Multi-Family Real Estate [Member]
Allowance for loan losses:
Balance, beginning	860	706	706	445
Balance, ending	885	619	860	706
Provisions	25	253	494	609
Loans charged-off		(340)	(340)	(348)
Construction [Member]
Allowance for loan losses:
Balance, beginning	379	238	238	527
Balance, ending	317	286	379	238
Provisions	(218)	166	246	44
Loans charged-off	(73)	(118)	(119)	(333)
Recoveries	229		14	14
Commercial and Industrial [Member]
Allowance for loan losses:
Balance, beginning	256	276	276	272
Balance, ending	290	293	256	276
Provisions	35	63	208	346
Loans charged-off	(1)	(54)	(236)	(342)
Recoveries		8	8
Consumer Portfolio Segment [Member]
Allowance for loan losses:
Balance, beginning	8	11	11	13
Balance, ending	6	12	8	11
Provisions		1	6	3
Loans charged-off	(2)		(9)	(5)
Unallocated [Member]
Allowance for loan losses:
Balance, beginning		3	3
Balance, ending	27	3		3
Provisions	$ 27		$ (3)	$ 3